Revenue and major customers (Tables)	9 Months Ended
Sep. 30, 2025
Revenue and major customers [Abstract]
Total Revenues
The table below details the Company’s total revenues:
$ in thousands	Q3 2025	Q3 2024	9M 2025	9M 2024
Time charter revenues[1]	38,362	22,484	100,595	58,573
Voyage charter revenues[2]	68,789	118,641	252,671	378,494
Shipping revenues	107,151	141,125	353,266	437,067
Other revenues[3]	197	982	971	3,315
Total revenues	107,348	142,107	354,237	440,382
Revenues relating to IFRS 15	77,883	124,674	275,873	394,912
[1] The majority of time charter revenues are recognized in accordance with IFRS 16 Leases, while the portion of time charter revenues related to technical management services, equaling $8,898 thousands in the third quarter of 2025, $5,051 thousands in the third quarter of 2024, $22,231 thousands in the first nine months of 2025 and $13,103 thousands in the first nine months of 2024, is recognized in accordance with IFRS 15 Revenue from Contracts with Customers.
[2] Voyage charter revenues are related to revenue from spot charters and are recognized in accordance with IFRS 15.
[3] Other revenues mainly relate to technical management services provided and are recognized in accordance with IFRS 15.